CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2025
Cash, Cash Equivalents, and Short-term Investments [Abstract]
CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES
NOTE 4:              CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES

	December 31,
	2025	2024
Cash and cash equivalents:
Cash	$109.8	$54.5
Money market funds	1,464.5	158.1
Short term deposits	225.7	293.6

Total Cash and cash equivalents	1,800.0	506.2

Short-term bank deposits:	525.7	134.0
Marketable securities:
Debt securities issued by the U.S. Treasury and other U.S. government agencies	474.3	518.4
Debt securities issued by other governments	39.3	55.4
Corporate debt securities	1,502.4	1,569.8

Total Marketable securities	2,016.0	2,143.6
Total Cash and cash equivalents, short-term bank deposits and marketable securities	$4,341.7	$2,783.8

The following table classifies the Company’s marketable securities by contractual maturities:

	December 31, 2025
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair Value
Contractual maturity year:
Within one year	$689.6	$1.2	$(1.6)	$689.2
After one year through five years	1,312.3	15.0	(0.5)	1,326.8

Total	$2,001.9	$16.2	$(2.1)	$2,016.0

From the total of $2.1 and $20.3 unrealized losses as of December 31, 2025 and 2024, $1.1 and $9.7 were in continuous unrealized loss for more than 12 months, respectively.  The unrealized loss balance declined as the short term yield curve shifted lower in 2025, which positively impacted the fair value of securities in the Company’s portfolio.

As of December 31, 2025 and 2024, interest receivable amounted to $19.6 and $17.7, respectively, and is included within prepaid expenses and other assets in the balance sheets.

	December 31, 2024
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair Value
Contractual maturity year:
Within one year	$736.3	$0.3	$(4.9)	$731.7
After one year through five years	1,424.5	2.8	(15.4)	1,411.9

Total	$2,160.8	$3.1	$(20.3)	$2,143.6